Derivatives - Cash flow hedges - Hedging instrument by hedged risk (Details) £ in Millions, number in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	56,726	43,598
Carrying amount, assets	£ 435	£ 410
Carrying amount, liabilities	£ 876	£ 337
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	30,077	19,109
Carrying amount, assets	£ 7	£ 271
Carrying amount, liabilities	(77)	(69)
Change in fair value of hedging instrument	(1,429)	(51)
Change in fair value	(1,418)	(40)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ (11)	£ (11)
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	56,144	39,553
Carrying amount, assets	£ 433	£ 144
Carrying amount, liabilities	£ 819	£ 270
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	29,495	15,067
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	582	4,045
Carrying amount, assets	£ 2	£ 266
Carrying amount, liabilities	£ 57	£ 67
Derivatives | Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	29,495	15,067
Carrying amount, assets	£ 5	£ 5
Carrying amount, liabilities	(20)	(2)
Change in fair value of hedging instrument	(1,345)	(178)
Change in fair value	(1,334)	(167)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ (11)	£ (11)
Derivatives | Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	582	4,042
Carrying amount, assets	£ 2	£ 266
Carrying amount, liabilities	(57)	(67)
Change in fair value of hedging instrument	(84)	127
Change in fair value	(84)	127
Gain (loss) on hedge ineffectiveness recognised in profit or loss	£ 0	£ 0